Summary of Significant Accounting Policies (Details) - Schedule of table presents the revenue streams by segments with the presentation of revenue categories presented on the consolidated statements of operations for the years - USD ($)
	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest income:-
Distribution Business, Insurance brokerage service	$ 9,687,819	$ 179,931	$ 24,610,309	$ 929,555
Platform Business, Asset management service	1,343,657	1,764,458	6,106,671	9,420,438
Platform Business, Money lending service	38,158	61,323	176,175	961,522
Platform Business, Real estate agency service	4,046	70,611	187,072	157,088
Total	11,073,680	2,076,323	31,080,227	11,468,603
Recurring service fees [Member]
Interest income:-
Distribution Business, Insurance brokerage service
Platform Business, Asset management service		1,187,923	4,342,361	5,338,848
Platform Business, Money lending service
Platform Business, Real estate agency service
Total		1,187,923	4,342,361	5,338,848
Loans [Member]
Interest income:-
Distribution Business, Insurance brokerage service
Platform Business, Asset management service
Platform Business, Money lending service	38,158	61,323	176,175	961,522
Platform Business, Real estate agency service
Total	38,158	61,323	176,175	961,522
Commissions [Member]
Interest income:-
Distribution Business, Insurance brokerage service	9,687,819	179,931	24,610,309	929,555
Platform Business, Asset management service	323,762	576,535	1,764,310	4,081,590
Platform Business, Money lending service
Platform Business, Real estate agency service	4,046	70,611	187,072	157,088
Total	$ 10,015,627	$ 827,077	$ 26,561,691	$ 5,168,233